Donations and Community Investments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Donations and Community Investments [Abstract]
Disclosure of Donations and Community Investments

	Years Ended December 31

(in thousands)	2025	2024

Local donations and community investments 1	$3,694	$2,934

Partner donations and community investments 2	5,676	6,024

Environmental and innovation investments 3	1,366	-

Total donations and community investments	$10,736	$8,958

1)	The Local Community Investment Program supports organizations in Vancouver and the Cayman Islands, where Wheaton’s offices are located.
2)	The Partner Community Investment Program supports the communities influenced by Mining Partners’ operations.
3)	Includes the Company’s funding of initiatives that seek to reduce environmental impacts and support innovation and efficiency in mining, including costs associated with the Future of Mining Challenge.